CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (102,288)	$ (45,570)	$ (34,015)	$ (103,596)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,524	4,475	8,589	8,087
Stock-based compensation	6,216	2,333	8,006	5,215
Change in fair value of warrant liability	56,576		(56,417)
Change in fair value of subscription agreement	474
Expense related to Common Stock warrants issued		43	1,915	1,038
Amortization (accretion) of discount on investments	1,304		75	(1,570)
Amortization of debt financing cost	9	10	19	19
Provision for bad debt	164	285	377	199
Acquired in-process research and development	10,400
(Gain) loss on disposal of property and equipment	(7)	10	18	(7)
Gain on investment, related to Make Composites, Inc.		120
Net increase in accrued interest related to marketable securities	(1,062)		(3)	(36)
Net unrealized (gain) loss on other investments	(517)
Deferred tax benefit	(32,535)		(940)
Impairment of capitalized software				444
Changes in operating assets and liabilities:
Accounts receivable	(3,584)	1,562	(2,370)	(1,664)
Inventory	(6,635)	(1,378)	(1,303)	(1,694)
Prepaid expenses and other current assets	(3,732)	1,033	901	809
Other assets	(170)
Accounts payable	(155)	(1,178)	(2,637)	(4,455)
Accrued expenses and other current liabilities	(5,119)	(1,074)	(2,391)	3,272
Customer deposits	(1,372)	(57)	(845)	152
Deferred revenue	693	(756)	774	(1,693)
Change in right of use assets and lease liabilities, net	(92)	(162)	(328)	(296)
Net cash used in operating activities	(71,908)	(40,304)	(80,575)	(97,202)
Cash flows from investing activities:
Purchases of property and equipment	(1,355)	(1,819)
Purchase of other investments	(3,620)		(3,000)
Purchase of marketable securities	(281,438)	(24,142)	(136,286)	(215,584)
Proceeds from sales and maturities of marketable securities	66,741	74,616	109,016	196,836
Cash paid to acquire in-process research and development	(6,050)
Cash paid for acquisitions, net of cash acquired	(161,837)		(5,284)	(96)
Net cash (used in) provided by investing activities	(387,559)	48,655	(36,983)	(26,032)
Capitalized software				(321)
Cash flows from financing activities:
Proceeds from the exercise of stock options	3,665	135	325	708
Proceeds from the exercise of stock warrants	170,665
Payment of taxes related to net share settlement of upon vesting of restricted stock units	(145)
Proceeds from PPP loan		5,379	5,379
Repayment of PPP loan		(5,379)	(5,379)
Repayment of term loan	(10,000)
Net cash provided by financing activities	164,185	135	534,922	160,352
Net (decrease) increase in cash, cash equivalents, and restricted cash	(295,282)	8,486	417,364	37,118
Effect of exchange rate changes	20
Cash and cash equivalents at beginning of period	483,525	66,161	66,161	29,043
Restricted cash at beginning of period	612	612	612	612
Cash and cash equivalents at end of period	188,199	74,647	483,525	66,161
Restricted cash at end of period	676	612	612	612
Total cash, cash equivalents and restricted cash, end of period	188,875	75,259	484,137	66,773
Proceeds from Preferred Stock issuances, net of issuance cost				159,644
Supplemental cash flow information:
Interest paid	125	182	322	485
Taxes paid	150
Non-cash investing and financing activities:
Net unrealized loss on investments	4			(1,426)
Exercise of private placement warrants	149,904
Common Stock issued for acquisitions	208,989		500	3,563
Common Stock issued for acquisition of in-process research and development			500	3,563
Cash held back in acquisitions	50
Additions to right of use assets and lease liabilities	852			296
Purchase of property and equipment included in accounts payable	33	139		109
Purchase of property and equipment included in accrued expense	33	$ 139		109
Contingent consideration in connection with acquisitions	6
Net liabilities assumed from Trine in Business Combination			152,395
Accrued reverse recapitalization transaction costs			1,901
Common Stock forfeited in satisfaction of note receivable				$ 249
Accrued purchase price for asset acquisition			$ 200
In-process research and development
Non-cash investing and financing activities:
Common Stock issued for acquisition of in-process research and development	$ 4,300